Convertible Notes Payable - Related Party	12 Months Ended
Mar. 31, 2014
Convertible Notes Payable - Related Party
Convertible Notes Payable - Related Party

9. CONVERTIBLE NOTES PAYABLE – RELATED PARTY

On February 28, 2013, the Company issued convertible notes to a principal owner of the Company and other associated or related parties for principal amount up to $3,000,000. The principal amount due under these convertible notes has been advanced to the Company since September 14, 2009. The notes accrue interest at a rate of 10% per annum, or the interest rate paid to any unrelated third party lender or investor, whichever is higher. For the years ended March 31, 2014 and 2013, the effective interest rate was 10% as agreed by the note holders, notwithstanding that the maximum interest rate applicable was 15%. The applicable interest rate is to apply for the entire loan period at the discretion of the lender. The notes are due on demand, secured by all assets of the Company and convertible to the Company’s common shares before December 31, 2014 at the conversion rate of from $0.05 to $0.03.

The Company has evaluated the conversion feature of the notes under ASC470 and concluded that they do not contain financial derivatives. The conversion rate on the notes at the date of issuance exceeded the fair value of the common stock; therefore, no beneficial conversion feature was recorded.

During the years ended March 31, 2014 and 2013, the Company received proceeds of $629,575 and $1,640,532, respectively, from related party convertible notes. On September 25, 2013, $3,143,870 outstanding convertible notes payable and accrued interests due to related parties were converted into 23,058,241 shares of the Company’s common stock. As of March 31, 2014 and 2013, outstanding balances of the convertible notes were $0 and $2,674,492, respectively.

During the fiscal year ended March 31, 2014, $450,251 in convertible notes was exchanged for non-convertible notes earning interest at 8% per annum with a maturity date of August 31, 2014. The notes were not secured.